Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 29, 2020
Entity Registrant Name	The Income Fund of America
Entity Central Index Key	0000050013
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Oct. 01, 2020
The Income Fund of America® | Class R-4
Prospectus:
Trading Symbol	RIDEX
The Income Fund of America® | Class R-3
Prospectus:
Trading Symbol	RIDCX
The Income Fund of America® | Class R-2
Prospectus:
Trading Symbol	RIDBX
The Income Fund of America® | Class R-1
Prospectus:
Trading Symbol	RIDAX
The Income Fund of America® | Class A
Prospectus:
Trading Symbol	AMECX
The Income Fund of America® | Class 529-F-3
Prospectus:
Trading Symbol	FFIFX
The Income Fund of America® | Class 529-F-2
Prospectus:
Trading Symbol	FAIFX
The Income Fund of America® | Class T
Prospectus:
Trading Symbol	TIAFX
The Income Fund of America® | Class 529-T
Prospectus:
Trading Symbol	TFAAX
The Income Fund of America® | Class F-3
Prospectus:
Trading Symbol	FIFAX
The Income Fund of America® | Class R-5E
Prospectus:
Trading Symbol	RIDHX
The Income Fund of America® | Class R-2E
Prospectus:
Trading Symbol	RIEBX
The Income Fund of America® | Class R-6
Prospectus:
Trading Symbol	RIDGX
The Income Fund of America® | Class F-2
Prospectus:
Trading Symbol	AMEFX
The Income Fund of America® | Class 529-F-1
Prospectus:
Trading Symbol	CIMFX
The Income Fund of America® | Class 529-E
Prospectus:
Trading Symbol	CIMEX
The Income Fund of America® | Class 529-C
Prospectus:
Trading Symbol	CIMCX
The Income Fund of America® | Class 529-A
Prospectus:
Trading Symbol	CIMAX
The Income Fund of America® | Class F-1
Prospectus:
Trading Symbol	IFAFX
The Income Fund of America® | Class C
Prospectus:
Trading Symbol	IFACX
The Income Fund of America® | Class R-5
Prospectus:
Trading Symbol	RIDFX